SHARE-BASED COMPENSATION - Share compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 148,557	$ 20,352	¥ 35,296	¥ 118,170
Cost of revenues
SHARE-BASED COMPENSATION
Share-based compensation expense	4,886			563
Sales and marketing expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	20,048		3,141	17,794
General and administrative expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	118,374		28,883	85,508
Research and development expenses
SHARE-BASED COMPENSATION
Share-based compensation expense	¥ 5,249		¥ 3,272	¥ 14,305